Schedule of Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
At beginning of the period	¥ (335,374)	¥ (335,841)	¥ (86,698)
(Additional)/Reversal of provisions	19,589	467	(249,143)
At the end of the period	¥ (315,785)	¥ (335,374)	¥ (335,841)